Ohio National Fund, Inc.

Supplement dated July 13, 2021

to the Statements of Additional Information

dated May 1, 2021

The following supplements and amends the Statements of Additional Information dated May 1, 2021:

Management of the Fund

Under the section “Directors and Officers of the Fund,” the information contained under “Position(s) Held with the Fund” with respect to Geoffrey Keenan, Lawrence Grypp and Christopher A. Carlson has been amended as follows to reflect Mr. Carlson’s election to the position of Chairman of the Board of Directors and Mr. Grypp’s appointment to the position of Lead Independent Director at a special meeting of the Board on June 22, 2021:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Independent Directors
Geoffrey Keenan Age 62	Director, Member of Audit and Independent Directors Committees	Indefinite; Since January 2015	Executive Vice President, Asset Management Operations: Acrisure LLC (May 2021 – present); Retired (2013-May 2021); Executive Vice President and Chief Operating Officer: Gateway Investment Advisers, LLC (1995-2013)	24	None
Lawrence L. Grypp Age 72	Lead Independent Director, Member of Audit and Independent Directors Committees	Indefinite; Since December 2016	Senior Business Advisor and Board Member: Goering Center for Family and Private Business (January 2018 – present); President: Goering Center for Family and Private Business (August 2008 – December 2017)	24	None
Interested Directors and Officers
Christopher A. Carlson Age 61	Chairman, Director	Indefinite; Since July 2020	President/Vice Chairman (and other positions): Ohio National Financial Services (June, 1993 – December, 2018)	24	None

Management of the Fund

Under the section “Directors and Officers of the Fund,” the information contained under “Position(s) Held with the Fund” with respect to Tara York has been amended as follows to reflect Ms. York’s election to the position of President of the Fund at the Board’s regular quarterly meeting on May 13, 2021:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Interested Directors and Officers
Tara York Age 32	President	Indefinite; Since February 2021	Vice President, Annuity Funds Complex and Product Management, ONLIC (May 2021-present); Second Vice President, Head of Investment Manager Research: ONLIC (May 2017 – May 2021); Client Portfolio Manager, PNC Institutional Asset Management (September 2013 – May 2017)	NA	NA